FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Apr. 14, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt in breach of asset-level financial covenants	$ 540,000,000
Percent of partnership debt in breach of asset-level financial covenants	2.30%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 4,305,000,000		$ 3,931,000,000
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% change in value of investments on Equity	52,000,000
Impact of 10 Percent Change in Value of Investments on Profit Loss	32,000,000
Impact of 10% change in value of investments on Comprehensive Income	20,000,000
Marketable securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	526,000,000		142,000,000
Marketable securities | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	526,000,000		142,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	1,975,000,000
Non-recourse borrowings	1,131,000,000		820,000,000
Letter of credit outstanding amount	63,000,000		54,000,000
Credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	500,000,000
Non-recourse borrowings	0		$ 0
Syndicated Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000.0	$ 1,000,000,000.0